Unearned Commissions (Tables)	12 Months Ended
Dec. 31, 2022
Unearned Commissions [Abstract]
Schedule of movement in unearned commissions
	2022	2021	2020
	USD ’000	USD ’000	USD ’000
As at 1 January	13,725	11,038	8,910
Commissions received	36,598	25,722	18,181
Commissions earned	(33,515)	(23,035)	(16,053)
As at 31 December	16,808	13,725	11,038